Debt - Narrative (Details)																						3 Months Ended		12 Months Ended
	Aug. 28, 2019 USD ($)	Aug. 06, 2019 USD ($)	Jul. 23, 2019 USD ($)	Jul. 19, 2019 USD ($)	Jul. 14, 2019 USD ($)	Jun. 17, 2019 USD ($)	May 24, 2019	May 21, 2019 USD ($)	Apr. 15, 2019 USD ($)	Nov. 16, 2018 USD ($)	Nov. 08, 2018	Oct. 03, 2018	Sep. 21, 2018	Sep. 13, 2018	Sep. 11, 2018	Jul. 18, 2018 USD ($)	Jun. 21, 2018	Dec. 13, 2017	Dec. 05, 2017	Oct. 25, 2017 USD ($)	Dec. 22, 2015	Dec. 31, 2019 USD ($)	Dec. 31, 2017	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jul. 16, 2019	Jan. 30, 2015 USD ($)	Oct. 16, 2014 USD ($)	Sep. 22, 2014 USD ($)	Jul. 29, 2014 USD ($)
Debt Instrument [Line Items]
Document Period End Date																								Dec. 31, 2019
Write off of deferred financing costs																								$ 681,000	$ 0	$ 470,000
Number of credit agreements																						10		10
Number of vessels																						58		58
Finance Lease, Liability, Payments, Due																						$ 446,081,000		$ 446,081,000
Minimum
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period																									4.10%
Maximum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period																									6.70%
Senior Notes
Debt Instrument [Line Items]
Senior Notes, net																						$ 0		$ 0	$ 73,625,000
Secured Debt
Debt Instrument [Line Items]
Number of credit agreements																						5		5
Percentage of the value any new Equity Issues after December 31, 2013																									25.00%
Minimum Cumulative positive net income required for each fiscal quarter (as a percentage) for Net worth																									50.00%
Minimum liquidity																									$ 25,000,000.0
Minimum liquidity per owned vessels																									700,000
Minimum Fair value of the collateral of each credit facility																								140.00%
Maximum Fair value of the collateral of each credit facility																								160.00%
Minimum fair value vessel for financing obligations																								115.00%
Debt Instrument, Covenant Compliance																								the Company was in compliance with all the financial covenants of each of its credit facilities and finance leases.
Long-term Debt, Gross																						$ 738,699,000		$ 738,699,000	767,365,000
Secured Debt | Minimum
Debt Instrument [Line Items]
Ratio of Indebtedness to Net Capital																						0.60		0.60
Consolidated Net worth required																									100,000,000.0
Secured Debt | Maximum [Member]
Debt Instrument [Line Items]
Ratio of Indebtedness to Net Capital																						1.00		1.00
Consolidated Net worth required																									500,000,000.0
$42 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																												$ 42,000,000
Long-term Debt, Gross																						$ 0		$ 0	14,105,000
$38.7 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description																							December 13, 2022
Write off of deferred financing costs																						0.2
Repayments of Lines of Credit																						21.9
Debt Instrument, Basis Spread on Variable Rate																		2.85%
Line of Credit Facility, Commitment Fee Percentage																							0.9975%
Long-term Debt, Gross																						$ 10,200,000		$ 10,200,000	35,100,000
Senior Notes | Unsecured Debt
Debt Instrument [Line Items]
Senior Notes, net																													$ 8,600,000	$ 65,000,000.0
Debt Instrument, Interest Rate, Stated Percentage																														7.50%
Debt Instrument, Redemption Price, Percentage																								100.00%		100.00%
Debt Instrument, Sinking Fund Description																										No sinking fund was provided for the Senior Notes
Senior Notes, Denomination																														$ 25.00
Repurchase price of Notes (as a percentage)																							101.00%			101.00%
Maximum net borrowings allowed as a percentage to total assets																						70.00%		70.00%
Minimum Net Worth Required for Compliance																						$ 500,000,000.0		$ 500,000,000.0
$12.8 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description																	June 15, 2023
Line of Credit Facility, Increase (Decrease), Net		$ 1.4
Debt Instrument, Basis Spread on Variable Rate																	2.40%
Line of Credit Facility, Commitment Fee Percentage																	0.96%
Long-term Debt, Gross																						11,475,000		11,475,000	12,325,000
$85.5 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description																							February 15, 2023
Line of Credit Facility, Increase (Decrease), Net					$ 5.7
Debt Instrument, Basis Spread on Variable Rate																			2.85%
Line of Credit Facility, Commitment Fee Percentage																							1.14%
Long-term Debt, Gross																						46,499,000		46,499,000	78,972,000
$30.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description														September 18, 2023
Line of Credit Facility, Increase (Decrease), Net	$ 2.6
Number of payments	12		14
Debt Instrument, Basis Spread on Variable Rate														2.20%
Line of Credit Facility, Commitment Fee Percentage														0.88%
Long-term Debt, Gross																						27,198,000		27,198,000	29,420,000
$184.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description													September 21, 2023
Line of Credit Facility, Increase (Decrease), Net				$ 17.4
Number of vessels				12
Debt Instrument, Basis Spread on Variable Rate													2.40%
Line of Credit Facility, Commitment Fee Percentage													0.96%
Long-term Debt, Gross																						130,145,000		130,145,000	180,229,000
$34.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description												October 3, 2025
Line of Credit Facility, Increase (Decrease), Net						$ 3.0
Number of vessels						2
ScrubberLoanAmortQuarterlyRate						$ 125,000
Debt Instrument, Basis Spread on Variable Rate												2.35%
Line of Credit Facility, Commitment Fee Percentage												1.175%
Long-term Debt, Gross																						31,571,000		31,571,000	34,000,000
$90.0 Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description											November 8, 2023
Line of Credit Facility, Increase (Decrease), Net					$ 8.7
Number of vessels					6
Debt Instrument, Basis Spread on Variable Rate											2.35%
Line of Credit Facility, Commitment Fee Percentage											1.00%
Long-term Debt, Gross																						82,100,000		82,100,000	90,000,000
$60.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description															September 14, 2023
Line of Credit Facility, Increase (Decrease), Net			$ 2.9
Number of vessels			2
Debt Instrument, Basis Spread on Variable Rate															2.25%
Line of Credit Facility, Commitment Fee Percentage															0.90%
Long-term Debt, Gross																						26,573,000		26,573,000	58,797,000
$330 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Line of Credit Facility, Increase (Decrease), Net																								15.0
Line of Credit Facility, Maximum Borrowing Capacity																															$ 0
Number of vessels covered by credit facility																															22
Long-term Debt, Gross																						$ 0		$ 0	140,677,000
$12.5 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description																					December 22, 2020
Number of vessels																						0		0
Line of Credit Facility, Commitment Fee Percentage																					0.00%
Long-term Debt, Gross																						$ 8,617,000		$ 8,617,000	9,400,000
$27.3 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description																					5 years from each drawdown
Number of vessels																						0		0
Line of Credit Facility, Commitment Fee Percentage																					1.18%
Long-term Debt, Gross																						$ 8,813,000		$ 8,813,000	$ 9,008,000
Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Line of Credit Facility, Increase (Decrease), Net																								$ 1.7
Length of bareboat charter agreement																								eight years
Virgo and Libra Lease [Member] | Secured Debt
Debt Instrument [Line Items]
Line of Credit Facility, Increase (Decrease), Net								$ 1.5
Kamsarmax pool [Member] | $42 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Number of vessels																												2
Ultramax pool [Member] | $42 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Number of vessels																												1
Ultramax pool [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Number of Assets sale leaseback																											3
Line of Credit Facility, Increase (Decrease), Net																								$ 1.6
Years of amortization																								5 years
ScrubberLoanAmortQuarterlyRate																								$ 82,000
Proceeds from Lines of Credit																								$ 1.6
Scrubber percentage of Market Value to be financed																						82.00%		82.00%
Scrubber percentage of price to be financed																						82.00%		82.00%
Ultramax | $38.7 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Number of vessels																						1		1
Ultramax | $12.8 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Number of vessels																						0		0
Ultramax | $85.5 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Number of vessels																						4		4
Ultramax | $30.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Number of vessels																						0		0
Ultramax | $184.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Number of vessels																						6		6
Ultramax | $34.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Number of vessels																						0		0
Ultramax | $90.0 Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Number of vessels																						6		6
Ultramax | $60.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Number of vessels																						2		2
Ultramax | $12.5 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Number of vessels																						1		1
Ultramax | $27.3 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Number of vessels																						1		1
Kamsarmax | $38.7 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Number of vessels																						0		0
Kamsarmax | $12.8 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Number of vessels																						1		1
Kamsarmax | $85.5 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Number of vessels																						0		0
Kamsarmax | $30.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Number of vessels	2																					2		2
Kamsarmax | $184.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Number of vessels																						6		6
Kamsarmax | $34.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Number of vessels																						2		2
Kamsarmax | $90.0 Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Number of vessels																						0		0
Kamsarmax | $60.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Number of vessels																						0		0
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Length of bareboat charter agreement																five-year
SBI Tango [Member] | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Length of bareboat charter agreement																five-year
SBI Rumba | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Length of bareboat charter agreement																				nine and a half
Period of time asset can be repurchased																									5 years
SBI Samba [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Net Proceeds, Financing Activities									$ 21,400,000
Sale Leaseback Transaction, Monthly Rental Payments									$ 208,354
Length of bareboat charter agreement									five-year
SBI Echo [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Net Proceeds, Financing Activities																$ 19,000,000
Sale Leaseback Transaction, Monthly Rental Payments																164,250
SB Hermes [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Net Proceeds, Financing Activities										$ 20,500,000
Sale Leaseback Transaction, Monthly Rental Payments										$ 177,938
Length of bareboat charter agreement										5
SBI Tango [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Net Proceeds, Financing Activities																19,000,000
Sale Leaseback Transaction, Monthly Rental Payments																$ 164,250
SBI Rumba | $42 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Term of Bareboat Charter Agreement																									9 years 6 months
SBI Rumba | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Net Proceeds, Financing Activities																				$ 19,600,000
Sale Leaseback Transaction, Monthly Rental Payments																				$ 164,250.0
Optional period to extend Bareboat Charter																				six months
CMBFL [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Number of Assets sale leaseback							7
Length of bareboat charter agreement							7
Scrubber percentage of Market Value to be financed							75.00%
Scrubber percentage of price to be financed							75.00%
CMBFL [Member] | Kamsarmax pool [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Number of Assets sale leaseback							4
CMBFL [Member] | Ultramax pool [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Number of Assets sale leaseback							3
Virgo and Libra Lease [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Net Proceeds, Financing Activities								$ 21,000,000
Length of bareboat charter agreement								11 years
ScrubberLoanAmortDailyRateyear1and2								$ 0
Years of amortization first half								2 years
ScrubberLoanAmortDailyRateyear3and4								$ 685
Years of amortization second half								2 years